ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following:

		As of December 31,
		2015	2016
		US$	US$

Payroll and welfare benefit		37,241	18,467
Other taxes and surcharges payable	(1)	42,484	39,824
Accrued unrecognized tax benefits and related interest and penalties	Note 16	104,211	121,856
Amounts payable to employees		3,493	2,162
Amounts payable to sales and marketing agents		82,769	74,669
Accrued rental expenses		1,118	209
Amounts due to foremen and suppliers of decoration services	(2)	23,765	4,872
Amounts due to Tianxiajin investors	(3)	23,985	1,530
Down payments collected on behalf of secondary home sellers		4,452	3,116
Cash incentives payable to home buyers	(4)	14,594	14,271
Amounts payable for purchase of treasury stock	(5)	—	9,861
Others		23,481	27,702

		361,593	318,539

(1)	Other taxes and surcharges payable consist of BT, VAT, cultural construction fee (“CCF”), city construction tax (“CCT”) and withholding individual income tax (“IIT”).

(2)
Amounts due to foremen and suppliers of decoration services consist of service fees to the foremen and decoration materials cost to suppliers. In 2016, the Company gradually ceased providing decoration services.

(3)	This amount represents refundable deposits due to Tianxiajin investors. In 2016, the Company gradually ceased providing such services through its online financing platform.

(4)	Cash incentives payable to home buyers, are payable when home buyers successfully purchase new properties through the Company’s platform and successfully registers on the Company’s website.

(5)	This amount represents the purchase of treasury stock. The balance was subsequently settled in January 2017.